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                          STATE FARM LIFE INSURANCE COMPANY
                                One State Farm Plaza
                           Bloomington, Illinois 61710-0001


                                     May 26, 1998

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  State Farm Life Insurance Company Variable
            Annuity Separate Account
          File No. 333-19189

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 1998 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (309) 766-0886.


                                   Sincerely,

                                   /s/ Patricia L. Dysart

                                   Patricia L. Dysart
                                   Assistant Counsel